Provision In Lieu Of Income Taxes	12 Months Ended
Dec. 31, 2022
Provision In Lieu Of Income Taxes [Abstract]
PROVISION IN LIEU OF INCOME TAXES
4. PROVISION IN LIEU OF INCOME TAXES
Components of Liability in Lieu of Deferred Income Taxes
The components of our liability in lieu of deferred income taxes are provided in the table below.

	At December 31,
	2022	2021
Deferred Tax Related Assets:
Employee benefit liabilities	$267	$253
Regulatory liabilities	48	45
Other	43	45

Total	358	343

Deferred Tax Related Liabilities:
Property, plant and equipment	2,261	2,132
Regulatory assets	278	274
Other	1	2

Total	2,540	2,408

Liability in lieu of deferred income taxes – net	$2,182	$2,065

Provision (Benefit) in Lieu of Income Taxes
The components of our reported provision (benefit) in lieu of income taxes are as follows:

	Years Ended December 31,
	2022	2021	2020
Reported in operating expenses:
Current:
U.S. federal	$136	$79	$100
State	27	24	22
Deferred:
U.S. federal	39	63	27
Amortization of investment tax credits	(1)	(1)	(1)

Total reported in operating expenses	201	165	148

Reported in other income and deductions:
Current:
U.S. federal	(13)	(17)	(17)
Deferred federal	3	5	5

Total reported in other income and deductions	(10)	(12)	(12)

Total provision in lieu of income taxes	$191	$153	$136

Reconciliation of provision in lieu of income taxes computed at the U.S. federal statutory rate to provision in lieu of income taxes:

	Years Ended December 31,
	2022	2021	2020
Income before provision in lieu of income taxes	$1,096	$923	$849

Provision in lieu of income taxes at the U.S. federal statutory rate of 21%	$230	$194	$178
Amortization of investment tax credits – net of deferred tax effect	(1)	(1)	(1)
Amortization of excess deferred taxes	(52)	(52)	(52)
Texas margin tax, net of federal tax benefit	22	19	18
Nontaxable gains on benefit plan investments	—	(3)	(2)
Other	(8)	(4)	(5)

Reported provision in lieu of income taxes	$191	$153	$136

Effective rate	17.4%	16.6%	16.0%
The net amounts of $2.182 billion and $2.065 billion reported in the balance sheets at December 31, 2022 and 2021, respectively, as liability in lieu of deferred income taxes include amounts previously recorded as net deferred tax liabilities. In connection with the sale of equity interests to Texas Transmission in 2008, we became a partnership for U.S. federal income tax purposes, and the temporary differences that gave rise to the deferred taxes will, over time, become taxable to the equity holders. Under a tax sharing agreement among us and our equity holders (see Note 1), we make payments to the equity holders related to income taxes when amounts would have become due to the IRS if Oncor was taxed as a corporation. Accordingly, as the temporary differences become taxable, we will pay the equity holders. In the event such amounts are not paid under the tax sharing agreement, it is probable that this regulatory liability will continue to be included in Oncor’s rate setting processes.
Accounting For Uncertainty in Provision in Lieu of Income Taxes
The statute of limitations is open for our partnership tax returns for the years beginning after December 31, 2018. We filed a refund claim for the tax year ending December 31, 2018, but the tax year is closed for new issues. Texas margin tax returns are still open for examination for tax years beginning after 2017. We are not a member of any consolidated federal tax group and assess our liability for uncertain tax positions in our partnership returns.
We had approximately $1 million and $495,000 of uncertain tax positions at December 31, 2022 and December 31, 2021, respectively. Noncurrent liabilities included negligible amounts of accrued interest related to uncertain tax positions at December 31, 2022 and December 31, 2021. There were negligible amounts recorded related to interest and penalties in the years ended December 31, 2022 and 2021, respectively, and none in the year ended December 31, 2020. The federal income tax benefit on the interest accrued on uncertain tax positions, if any, is recorded as liability in lieu of deferred income taxes.